Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	Fair Value Measurements
	(RMB)
		Quoted Prices in
		Active Market
		for Identical Assets
		(Level 1)

Liquid investments within 3 months (1)	153,853	153,853
Time deposits	9,704,777	9,704,777
Total	9,858,630	9,858,630

(1)          Included in cash and cash equivalents on the Company’s consolidated balance sheets.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2010 (in thousands):

Fair Value Measurements
(RMB)
Quoted Prices in
Active Market
for Identical Assets
(Level 1)

Time deposits	8,193,972	8,193,972